As filed with the Securities and Exchange Commission on January 10, 2024
1933 Act Registration File No. 333-258648
1940 Act File No. 811-23724

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	25	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	27	[X]

TOTAL FUND SOLUTION
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Number, including Area Code) (626) 914-7363

Elaine E. Richards
U.S. Bank Global Fund Services
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:
Fabio Battaglia, III, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8077
It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note: This Post-Effective Amendment No. 25 and Amendment No. 27 (the “Amendment”) to the Registration Statement of Total Fund Solution on Form N-1A under the Securities Act of 1933, as amended and the Investment Company Act of 1940 on behalf of the Cromwell Tran Sustainable Focus Fund is being filed solely for the purpose of updating the exhibit list to add an additional exhibit, Exhibit (j)(6), to the Registration Statement. This Amendment consists of the facing sheet, this explanatory note and Part C to the Registration Statement. Parts A and B of Post-Effective Amendment No. 21 and Amendment No. 23 to the Registration Statement on Form N-1A filed on August 28, 2023, pursuant to Rule 485(b) under the Securities Act of 1933, as amended, are incorporated by reference herein.

TOTAL FUND SOLUTION
PART C

OTHER INFORMATION

Item 28.    Exhibits

(a)			Declaration of Trust.
	(1)	(i)	Certificate of Trust was previously filed with Registrant’s Registration Statement on Form N-1A on August 9, 2021 and is incorporated herein by reference.
		(ii)	Amended and Restated Agreement and Declaration of Trust was previously filed with Registrant’s Registration Statement of Form N-1A/A on November 12, 2021 and is incorporated herein by reference.
(b)			By-Laws were previously filed with Registrant’s Registration Statement on Form N-1A on August 9, 2021 an are incorporated herein by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)	(1)	(i)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on August 9, 2022 and is incorporated herein by reference.

(ii)
Schedule A to the Investment Advisory Agreement filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(2)
Investment Sub-Advisory Agreement (Cromwell CenterSquare Real Estate Fund) was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.

(3)
Investment Sub-Advisory Agreement (Cromwell Marketfield L/S Fund) was previously filed with Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A with the SEC on March 14, 2022 and is incorporated herein by reference.

	(4)	(i)
Investment Sub-Advisory Agreement (Cromwell Tran Sustainable Focus Fund) was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on August 9, 2022 and is incorporated herein by reference.

(ii)
First Amendment to the Investment Sub-Advisory Agreement (Cromwell Sustainable Balanced Fund) filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(5)
Investment Sub-Advisory Agreement (Cromwell Foresight Global Sustainable Infrastructure Fund) was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference.

(6)
Investment Sub-Advisory Agreement (Cromwell Greenspring Mid Cap Fund) was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

(7)
Investment Sub-Advisory Agreement (Cromwell Sustainable Balanced Fund) filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(e)	(1)	(i)	Distribution Agreement was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.
(ii)
Second Amendment to Distribution Agreement, dated January 13, 2022 was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference.

(iii)
Third Amendment to Distribution Agreement dated August 14, 2023 was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

(iv)
Fourth Amendment to Distribution Agreement filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(f)			Bonus or Profit Sharing Contracts — Not Applicable.
(g)	(1)	(i)	Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.
(ii)
First Amendment to Custody Agreement, dated December 27, 2021 was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference.

(iii)
Second Amendment to Custody Agreement dated May 3, 2023 was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

(iv)
Third Amendment to Custody Agreement filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(h)			Other Material Contracts.
	(1)	(i)
Fund Services Agreement was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.

(ii)
First Amendment to the Fund Services Agreement was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference

(iii)
Second Amendment to the Fund Services Agreement was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

(iv)
Third Amendment to the Fund Services Agreement filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

	(2)	(i)
Power of Attorney dated July 31, 2023 was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

	(3)	(i)
Operating Expenses Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on August 9, 2022, and is incorporated by reference.

(ii)
Schedule A to Operating Expense Limitation Agreement filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(i)		Legal Opinions.
(1)
Opinion and Consent of Stradley Ronon Stevens & Young, LLC ("Counsel") (Cromwell Marketfield L/S Fund) was previously filed with Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A with the SEC on November 22, 2021, and is incorporated by reference.

(2)
Opinion and Consent of Counsel (Cromwell CenterSquare Real Estate Fund) was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.

(3)
Opinion and Consent of Counsel (Cromwell Tran Sustainable Focus Fund) was previously filed with Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on August 9, 2022, and is incorporated herein by reference.

(4)
Opinion and Consent of Counsel (Cromwell Foresight Global Sustainable Infrastructure Fund) was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference.

(5)
Opinion and Consent of Counsel (Cromwell Greenspring Mid Cap Fund) was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

(6)
Opinion and Consent of Counsel (Cromwell Sustainable Balanced Fund) filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(j)		Other Opinions.
(1)
Consent of Independent Registered Public Accounting Firm (BBD, LLP) (Cromwell Foresight Global Sustainable Infrastructure Fund) filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated by reference.

(2)
Consent of Independent Registered Public Accounting Firm (BBD, LLP) (Cromwell CenterSquare Real Estate Fund and Cromwell Marketfield L/S Fund) filed with Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A with the SEC on April 28, 2023 and is incorporated by reference.

(3)
Consent of Independent Registered Public Accounting Firm (Cohen & Company, Ltd.) (Cromwell Greenspring Mid Cap Fund) filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated by reference.

(4)
Consent of Independent Registered Public Accounting Firm (Cohen & Company, Ltd.) (Cromwell Tran Sustainable Focus Fund) filed with Registrant’s Post-Effective Amendment No. 21 to its Registration Statement on Form N-1A with the SEC on August 28, 2023 and is incorporated by reference.

(5)
Consent of Independent Registered Public Accounting Firm (Cohen & Company, Ltd.) (Cromwell Sustainable Balanced Fund) filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated by reference.

	(6)	Consent of PricewaterhouseCoopers LLP, relating to the financial information for the predecessor fund to the Cromwell Tran Sustainable Focus Fund — filed herewith.
(k)		Omitted Financial Statements — Not Applicable.
(l)		Form of Agreement Relating to Initial Capital — Not Applicable.

(m)		Form of Distribution and Shareholder Servicing Plan — Not Applicable.
(n)	(1)
Rule 18f-3 Plan adopted by the Trust on behalf of Cromwell CenterSquare Real Estate Fund was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.

	(2)
Rule 18f-3 Plan adopted by the Trust on behalf of Cromwell Marketfield L/S Fund was previously filed with Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A with the SEC on March 14, 2022 and is incorporated herein by reference.

	(3)
Rule 18f-3 Plan adopted by the Trust on behalf of Cromwell Tran Sustainable Focus Fund is herein incorporated by reference from Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 9, 2022.

	(4)
Rule 18f-3 Plan adopted by the Trust on behalf of Cromwell Foresight Global Sustainable Infrastructure Fund was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference.

	(5)	Rule 18f-3 Plan adopted by the Trust, on behalf of Cromwell Greenspring Mid Cap Fund filed with the Registration Statement on Form N-14 with the SEC on May 24, 2023, and is incorporated by reference.
	(6)
Rule 18f-3 Plan adopted by the Trust on behalf of the Cromwell Sustainable Balanced Fund filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(o)	(1)
Rule 12b-1 Plan adopted by the Trust on behalf of Cromwell Marketfield L/S Fund filed with the Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A with the SEC on March 14, 2022, and is incorporated by reference.

	(2)
Rule 12b-1 Plan adopted by the Trust on behalf of Cromwell Tran Sustainable Focus Fund filed with the Registrant’s Post-Effective Amendment No. 9 to its Registration Statement on Form N-1A with the SEC on August 9, 2022, and is incorporated by reference.

	(3)
Rule 12b-1 Plan adopted by the Trust on behalf of Cromwell Foresight Global Sustainable Infrastructure Fund was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference.

	(4)
Rule 12b-1 Plan adopted by the Trust on behalf of Cromwell Greenspring Mid Cap Fund was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

	(5)
Rule 12b-1 Plan adopted by the Trust on behalf of the Cromwell Sustainable Balanced Fund filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(p)		Code of Ethics.
	(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.

	(2)	Code of Ethics for Adviser was previously filed with Registrant’s Registration Statement of Form N-1A/A on November 12, 2021 and is incorporated herein by reference.

(3)
Code of Ethics for Sub-Adviser CenterSquare Investment Management was previously filed with Registrant’s Post-Effective Amendment No. 4 to its Registration Statement on Form N-1A with the SEC on March 7, 2022, and is incorporated by reference.

(4)	Code of Ethics for Sub-Adviser Marketfield Asset Management was previously filed with Registrant’s Registration Statement of Form N-1A/A on November 12, 2021 and is incorporated herein by reference.
(5)
Code of Ethics for Sub-Adviser, Tran Capital Management is herein incorporated by reference from Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A, filed with the SEC on August 9, 2022.

(6)
Code of Ethics for Sub-Adviser, Foresight Group LLP was previously filed with Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A with the SEC on January 25, 2023 and is incorporated herein by reference.

(7)
Code of Ethics for Sub-Adviser, Corbyn Investment Management, Inc. was previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023 and is incorporated herein by reference.

(8)
Code of Ethics for Sub-Adviser, Aristotle Pacific Capital, LLC filed with Registrant’s Post-Effective Amendment No. 24 to its Registration Statement on Form N-1A with the SEC on December 27, 2023 and is incorporated herein by reference.

(8)	Code of Ethics for Principal Underwriter — not applicable per Rule 17j-1(c)(3).

Item 29.    Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification

Reference is made to Article VII of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of Investment Adviser

Cromwell Investment Advisors, LLC (the “Adviser”) serves as the investment adviser to the Cromwell Funds. The principal business address of the Adviser is 810 Gleneagles Court, Suite 106, Baltimore, Maryland 21286. With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”). The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Foresight Group LLP (the “Foresight Sub-Adviser”) serves as the investment sub-adviser for Cromwell Foresight Global Sustainable Infrastructure Fund. The principal business address of the Foresight Sub-Adviser is The Shard, 32 London Bridge Street, London SE1 9SG, United Kingdom.

Marketfield Asset Management LLC (the “Marketfield Sub-Adviser”) serves as the investment sub-adviser for Cromwell Marketfield L/S Fund. The principal business address of the Marketfield Sub-Adviser is 369 Lexington Avenue, 3rd Floor, New York, New York 10017.

CenterSquare Investment Management LLC (the “CenterSquare Sub-Adviser”) serves as the investment sub-adviser for Cromwell CenterSquare Real Estate Fund. The principal business address of the CenterSquare Sub-Adviser is 630 West Germantown Pike, Suite 300, Plymouth Meeting, Pennsylvania 19462.

Corbyn Investment Management, Inc. (the “Corbyn Sub-Adviser”) serves as the investment sub-adviser for Cromwell Greenspring Mid Cap Fund. The principal address of the Corbyn Sub-Adviser is 2330 West Joppa Road, Suite 108, Lutherville, Maryland 21093.

Tran Capital Management, L.P. (the “Tran Sub-Adviser”) serves as the investment sub-adviser for Cromwell Tran Sustainable Focus Fund. The principal address of the Tran Sub-Adviser is 1000 Fourth Street, Suite 800, San Rafael, California 94901.

Aristotle Pacific Capital, LLC (the “Aristotle Sub-Adviser”), serves as the investment sub-adviser for Cromwell Sustainable Balanced Fund. The principal address of the Aristotle Sub-Adviser is 840 Newport Center Drive, 7th Floor, Newport Beach, California 92660.

With respect to the Sub-Advisers, the responses to this Item are incorporated by reference to each Sub-Adviser’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. Each Sub-Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter

(a)    Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.AB Active ETFs, Inc.
2.ABS Long/Short Strategies Fund
3.Absolute Shares Trust
4.ActivePassive Core Bond ETF, Series of Trust for Professional Managers
5.ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers
6.ActivePassive International Equity ETF, Series of Trust for Professional Managers
7.ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers
8.Adaptive Core ETF, Series of Collaborative Investment Series Trust
9.AdvisorShares Trust
10.AFA Multi-Manager Credit Fund
11.AGF Investments Trust

12.AIM ETF Products Trust
13.Alexis Practical Tactical ETF, Series of Listed Funds Trust
14.AlphaCentric Prime Meridian Income Fund
15.American Century ETF Trust
16.Amplify ETF Trust
17.Applied Finance Core Fund, Series of World Funds Trust
18.Applied Finance Explorer Fund, Series of World Funds Trust
19.Applied Finance Select Fund, Series of World Funds Trust
20.ARK ETF Trust
21.ARK Venture Fund
22.B.A.D. ETF, Series of Listed Funds Trust
23.Bitwise Funds Trust
24.Bluestone Community Development Fund
25.BondBloxx ETF Trust
26.Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust
27.Bridgeway Funds, Inc.
28.Brinker Capital Destinations Trust
29.Brookfield Real Assets Income Fund Inc.
30.Build Funds Trust
31.Calamos Convertible and High Income Fund
32.Calamos Convertible Opportunities and Income Fund
33.Calamos Dynamic Convertible and Income Fund
34.Calamos ETF Trust
35.Calamos Global Dynamic Income Fund
36.Calamos Global Total Return Fund
37.Calamos Strategic Total Return Fund
38.Carlyle Tactical Private Credit Fund
39.Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
40.Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
41.Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
42.Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
43.Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
44.Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
45.Center Coast Brookfield MLP & Energy Infrastructure Fund
46.Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
47.Clifford Capital International Value Fund, Series of World Funds Trust
48.Clifford Capital Partners Fund, Series of World Funds Trust
49.Cliffwater Corporate Lending Fund
50.Cliffwater Enhanced Lending Fund
51.Cohen & Steers Infrastructure Fund, Inc.
52.Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
53.CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series
54.CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
55.Curasset Capital Management Core Bond Fund, Series of World Funds Trust
56.Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
57.Davis Fundamental ETF Trust
58.Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions
59.Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions
60.Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

61.Defiance Next Gen H2 ETF, Series of ETF Series Solutions
62.Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions
63.Defiance Quantum ETF, Series of ETF Series Solutions
64.Direxion Funds
65.Direxion Shares ETF Trust
66.Dividend Performers ETF, Series of Listed Funds Trust
67.Dodge & Cox Funds
68.DoubleLine ETF Trust
69.DoubleLine Income Solutions Fund
70.DoubleLine Opportunistic Credit Fund
71.DoubleLine Yield Opportunities Fund
72.DriveWealth ETF Trust
73.EIP Investment Trust
74.Ellington Income Opportunities Fund
75.ETF Managers Trust
76.ETF Opportunities Trust
77.Evanston Alternative Opportunities Fund
78.Exchange Listed Funds Trust
79.FlexShares Trust
80.Forum Funds
81.Forum Funds II
82.Forum Real Estate Income Fund
83.Goose Hollow Enhanced Equity ETF, Series of Collaborative Investment Series Trust
84.Goose Hollow Multi-Strategy Income ETF, Series of Collaborative Investment Series Trust
85.Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
86.Grayscale Future of Finance ETF, Series of ETF Series Solutions
87.Guinness Atkinson Funds
88.Harbor ETF Trust
89.Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust
90.Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust
91.Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
92.Horizon Kinetics Medical ETF, Series of Listed Funds Trust
93.Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust
94.IDX Funds
95.Innovator ETFs Trust
96.Ironwood Institutional Multi-Strategy Fund LLC
97.Ironwood Multi-Strategy Fund LLC
98.John Hancock Exchange-Traded Fund Trust
99.LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust
100.Mairs & Power Balanced Fund, Series of Trust for Professional Managers
101.Mairs & Power Growth Fund, Series of Trust for Professional Managers
102.Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
103.Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
104.Manor Investment Funds
105.Merk Stagflation ETF, Series of Listed Funds Trust
106.Milliman Variable Insurance Trust
107.Mindful Conservative ETF, Series of Collaborative Investment Series Trust
108.Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
109.Mohr Growth ETF, Series of Collaborative Investment Series Trust

110.Mohr Sector Nav ETF, Series of Collaborative Investment Series Trust
111.Morgan Stanley ETF Trust
112.Morningstar Funds Trust
113.Mutual of America Investment Corporation
114.NEOS ETF Trust
115.North Square Investments Trust
116.OTG Latin American Fund, Series of World Funds Trust
117.Overlay Shares Core Bond ETF, Series of Listed Funds Trust
118.Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
119.Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
120.Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
121.Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
122.Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
123.Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
124.Palmer Square Opportunistic Income Fund
125.Partners Group Private Income Opportunities, LLC
126.Performance Trust Mutual Funds, Series of Trust for Professional Managers
127.Perkins Discovery Fund, Series of World Funds Trust
128.Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.Plan Investment Fund, Inc.
130.PMC Core Fixed Income Fund, Series of Trust for Professional Managers
131.PMC Diversified Equity Fund, Series of Trust for Professional Managers
132.Point Bridge America First ETF, Series of ETF Series Solutions
133.Preferred-Plus ETF, Series of Listed Funds Trust
134.Putnam ETF Trust
135.Quaker Investment Trust
136.Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
137.Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
138.Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
139.Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
140.Renaissance Capital Greenwich Funds
141.Reynolds Funds, Inc.
142.RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust
143.RiverNorth Patriot ETF, Series of Listed Funds Trust
144.RMB Investors Trust
145.Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
146.Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
147.Roundhill Alerian LNG ETF, Series of Listed Funds Trust
148.Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
149.Roundhill BIG Bank ETF, Series of Listed Funds Trust
150.Roundhill Cannabis ETF, Series of Listed Funds Trust
151.Roundhill ETF Trust
152.Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust
153.Roundhill Magnificent Seven ETF, Series of Listed Funds Trust
154.Roundhill MEME ETF, Series of Listed Funds Trust
155.Roundhill S&P Global Luxury ETF, Series of Listed Funds Trust
156.Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
157.Roundhill Video Games ETF, Series of Listed Funds Trust
158.Rule One Fund, Series of World Funds Trust

159.Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
160.Six Circles Trust
161.Sound Shore Fund, Inc.
162.SP Funds Trust
163.Sparrow Funds
164.Spear Alpha ETF, Series of Listed Funds Trust
165.STF Tactical Growth & Income ETF, Series of Listed Funds Trust
166.STF Tactical Growth ETF, Series of Listed Funds Trust
167.Strategic Trust
168.Strategy Shares
169.Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
170.Syntax ETF Trust
171.Tekla World Healthcare Fund
172.Tema ETF Trust
173.Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
174.Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust
175.Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust
176.The 2023 ETF Series Trust
177.The 2023 ETF Series Trust II
178.The Community Development Fund
179.The Finite Solar Finance Fund
180.The Private Shares Fund
181.The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
182.Third Avenue Trust
183.Third Avenue Variable Series Trust
184.Tidal ETF Trust
185.Tidal Trust II
186.TIFF Investment Program
187.Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
188.Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
189.Timothy Plan International ETF, Series of The Timothy Plan
190.Timothy Plan Market Neutral ETF, Series of The Timothy Plan
191.Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
192.Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
193.Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
194.Total Fund Solution
195.Touchstone ETF Trust
196.TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust
197.TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
198.TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
199.TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
200.TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
201.TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
202.TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
203.TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
204.TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
205.TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
206.TrueShares Structured Outcome (May) ETF, Listed Funds Trust
207.TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

208.TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
209.TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
210.TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
211.U.S. Global Investors Funds
212.Union Street Partners Value Fund, Series of World Funds Trust
213.Variant Alternative Income Fund
214.Variant Impact Fund
215.VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II
216.VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II
217.VictoryShares Corporate Bond ETF, Series of Victory Portfolios II
218.VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
219.VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
220.VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II
221.VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II
222.VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
223.VictoryShares International Value Momentum ETF, Series of Victory Portfolios II
224.VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
225.VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
226.VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II
227.VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II
228.VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
229.VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
230.VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
231.VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
232.VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
233.VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
234.VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
235.VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
236.VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II
237.VictoryShares US Value Momentum ETF, Series of Victory Portfolios II
238.VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II
239.Volatility Shares Trust
240.West Loop Realty Fund, Series of Investment Managers Series Trust
241.Wilshire Mutual Funds, Inc.
242.Wilshire Variable Insurance Trust
243.WisdomTree Digital Trust
244.WisdomTree Trust
245.WST Investment Trust
246.XAI Octagon Floating Rate & Alternative Income Term Trust

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	President/Manager	None

Name	Address	Position with Underwriter	Position with Registrant
Chris Lanza	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100, Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c)    Not applicable.

Item 33.    Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant, and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Cromwell Investment Advisors, LLC, 810 Gleneagles Court, Suite 106, Baltimore, Maryland 21286
Registrant’s Investment Sub-Advisers	CenterSquare Investment Management LLC 630 West Germantown Pike, Suite 300 Plymouth Meeting, PA 19462
Foresight Group LLP The Shard, 32 London Bridge Street London SE1 9SG, United Kingdom
Marketfield Asset Management LLC 369 Lexington Avenue, 3rd Floor New York, NY 10017
Tran Capital Management, L.P. 1000 Fourth Street, Suite 800 San Rafael, CA 94901

Records Relating to:	Are located at:
Corbyn Investment Management, Inc. 2330 West Joppa Road, Suite 108 Lutherville, Maryland 21093
Aristotle Pacific Capital, LLC 840 Newport Center Drive, 7th Floor Newport Beach, California 92660
Registrant’s Custodian	U.S. Bank National Association 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.    Management Services

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 25 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 25 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on January 10, 2024.

TOTAL FUND SOLUTION

By: /s/ Michael J. Weckwerth*
Michael J. Weckwerth
President, Principal Executive Officer, Chairperson and Interested Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 25 to the Registrant’s Registration Statement has been signed below on January 10, 2024, by the following persons in the capacities indicated.

Signature	Title
/s/ Michael J. Weckwerth* Michael J. Weckwerth	President, Principal Executive Officer, Chairperson and Interested Trustee
/s/ R. Alastair Short* R. Alastair Short	Independent Trustee
/s/ Thomas F. Mann* Thomas F. Mann	Independent Trustee
/s/ Sanjeev Handa* Sanjeev Handa	Independent Trustee
/s/ Kyle Kroken Kyle Kroken	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Elaine Richards
Elaine Richards
* Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A with the SEC on August 14, 2023, and is incorporated by reference.

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibit
(j)(6)	Consent of PricewaterhouseCoopers LLP, relating to the financial information for the predecessor fund to the Cromwell Tran Sustainable Focus Fund